Pay vs Performance Disclosure	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2023 USD ($) item	Jan. 31, 2022 USD ($) item	Jan. 31, 2021 USD ($) item
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

							Value of Initial Fixed $100
					Average	Average	Investment Based On:
	SCT Total	SCT Total	CAP	CAP	SCT Total	CAP		Peer		EBITDA
Fiscal	for CEO	for CEO	to CEO	to CEO	for Other	to Other	Argan, Inc.	Group	Net Income	as a % of
Year	Bosselmann (1)	Watson (2)	Bosselmann (1)	Watson (2)	NEOs (3)	NEOs (3)	TSR (4)	TSR (4) (5)	(in thousands) (6)	Revenues (7)
2023	$1,911,619	$1,398,444	$2,158,773	$1,596,121	$1,888,785	$2,162,355	$104	$206	$34,704	10.6%
2022	1,877,163	n/a	1,980,856	n/a	1,631,539	1,559,220	97	160	35,706	10.6%
2021	1,027,895	n/a	1,110,509	n/a	997,554	1,063,796	110	128	23,811	7.5%
(1)	Mr. Bosselmann served as Chairman of the Board and CEO in each of Fiscal 2023, 2022 and 2021, and is therefore included as the CEO in the table for each year.
(2)	Mr. Watson served as CEO from August 16, 2022, and is therefore included as CEO for Fiscal 2023 only.
(3)	Other NEOs pertain to the following executives and their roles for each year:

Fiscal 2021 – Mr. Watson (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary), Mr. Collins IV (Co-President, Gemma) and T. Colin Trebilcock (Co-President, Gemma)

Fiscal 2022 – Mr. Watson (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary), Mr. Collins IV (Chief Executive Officer, Gemma) and Mr. Trebilcock (President, Gemma)

Fiscal 2023 – Mr. Deily (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary) and Mr. Collins IV (Chief Executive Officer, Gemma)

(4)	Cumulative total shareholder return is calculated based on the value of an initial fixed investment of $100 on January 31, 2020, assuming reinvestment of dividends.
(5)	The peer group used for the calculation of peer group total shareholder returns is the Dow Jones US Heavy Construction TSM index.
(6)	The amounts in this column represent net income reflected in our audited consolidated financial statements for the applicable fiscal year.
(7)	EBITDA as a percentage of revenues is discussed above in the “Executive Compensation Discussion and Analysis.”

Company Selected Measure Name		EBITDA as a percentage of revenues
Named Executive Officers, Footnote [Text Block]
(1)	Mr. Bosselmann served as Chairman of the Board and CEO in each of Fiscal 2023, 2022 and 2021, and is therefore included as the CEO in the table for each year.
(2)	Mr. Watson served as CEO from August 16, 2022, and is therefore included as CEO for Fiscal 2023 only.
(3)	Other NEOs pertain to the following executives and their roles for each year:

Fiscal 2021 – Mr. Watson (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary), Mr. Collins IV (Co-President, Gemma) and T. Colin Trebilcock (Co-President, Gemma)

Fiscal 2022 – Mr. Watson (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary), Mr. Collins IV (Chief Executive Officer, Gemma) and Mr. Trebilcock (President, Gemma)

Fiscal 2023 – Mr. Deily (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary) and Mr. Collins IV (Chief Executive Officer, Gemma)

Peer Group Issuers, Footnote [Text Block]
(5)	The peer group used for the calculation of peer group total shareholder returns is the Dow Jones US Heavy Construction TSM index.

Adjustment To PEO Compensation, Footnote [Text Block]

The table below provides a reconciliation of the adjustments to the totals as presented in the SCT to compensation actually paid. Compensation actually paid is determined pursuant to SEC rules. As such, “Compensation Actually Paid” in the table below is not representative of the cumulative cash compensation provided and fair value of vested stock-based awards issued to our NEOs during the respective fiscal year. Rather, “Compensation Actually Paid” in the table below is determined by adjusting totals presented in the SCT by year-over-year changes in the fair value of unvested equity awards that are outstanding at the end of the respective year or vest during the respective year.

	Chief Executive Officer				Other Named Executive Officers Average
	Fiscal Year Ended January 31,				Fiscal Year Ended January 31,
	2021	2022	2023	2023
	(Bosselmann) (1)	(Bosselmann) (1)	(Bosselmann) (1)	(Watson) (2)	2021 (3)	2022 (3)	2023 (3)
Summary Compensation Table Total	$1,027,895	$1,877,163	$1,911,619	$1,398,444	$997,554	$1,631,539	$1,888,785
Fair value of stock-based awards granted during the year, as disclosed in the SCT	(601,061)	(1,425,250)	(949,952)	(759,962)	(198,149)	(685,267)	(614,704)
Year-end fair value of stock-based awards granted during the year	854,824	657,043	946,327	757,062	290,753	382,871	800,822
Change in fair value of prior year stock-based awards vested during the year or unvested as of yearend	(171,149)	871,900	250,779	200,577	(26,362)	230,076	87,452
Compensation Actually Paid	$1,110,509	$1,980,856	$2,158,773	$1,596,121	$1,063,796	$1,559,220	$2,162,355
(1)	Mr. Bosselmann served as Chairman of the Board and CEO in each of Fiscal 2023, 2022 and 2021, and is therefore included as the CEO in the table for each year.
(2)	Mr. Watson served as CEO from August 16, 2022, and is therefore included as CEO for Fiscal 2023 only.
(3)	Other NEOs pertain to the following executives and their roles for each year:

Fiscal 2021 – Mr. Watson (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary), Mr. Collins IV (Co-President, Gemma) and T. Colin Trebilcock (Co-President, Gemma)

Fiscal 2022 – Mr. Watson (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary), Mr. Collins IV (Chief Executive Officer, Gemma) and Mr. Trebilcock (President, Gemma)

Fiscal 2023 – Mr. Deily (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary) and Mr. Collins IV (Chief Executive Officer, Gemma)

Non-PEO NEO Average Total Compensation Amount		$ 1,888,785	$ 1,631,539	$ 997,554
Non-PEO NEO Average Compensation Actually Paid Amount		$ 2,162,355	1,559,220	1,063,796
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

The table below provides a reconciliation of the adjustments to the totals as presented in the SCT to compensation actually paid. Compensation actually paid is determined pursuant to SEC rules. As such, “Compensation Actually Paid” in the table below is not representative of the cumulative cash compensation provided and fair value of vested stock-based awards issued to our NEOs during the respective fiscal year. Rather, “Compensation Actually Paid” in the table below is determined by adjusting totals presented in the SCT by year-over-year changes in the fair value of unvested equity awards that are outstanding at the end of the respective year or vest during the respective year.

	Chief Executive Officer				Other Named Executive Officers Average
	Fiscal Year Ended January 31,				Fiscal Year Ended January 31,
	2021	2022	2023	2023
	(Bosselmann) (1)	(Bosselmann) (1)	(Bosselmann) (1)	(Watson) (2)	2021 (3)	2022 (3)	2023 (3)
Summary Compensation Table Total	$1,027,895	$1,877,163	$1,911,619	$1,398,444	$997,554	$1,631,539	$1,888,785
Fair value of stock-based awards granted during the year, as disclosed in the SCT	(601,061)	(1,425,250)	(949,952)	(759,962)	(198,149)	(685,267)	(614,704)
Year-end fair value of stock-based awards granted during the year	854,824	657,043	946,327	757,062	290,753	382,871	800,822
Change in fair value of prior year stock-based awards vested during the year or unvested as of yearend	(171,149)	871,900	250,779	200,577	(26,362)	230,076	87,452
Compensation Actually Paid	$1,110,509	$1,980,856	$2,158,773	$1,596,121	$1,063,796	$1,559,220	$2,162,355
(1)	Mr. Bosselmann served as Chairman of the Board and CEO in each of Fiscal 2023, 2022 and 2021, and is therefore included as the CEO in the table for each year.
(2)	Mr. Watson served as CEO from August 16, 2022, and is therefore included as CEO for Fiscal 2023 only.
(3)	Other NEOs pertain to the following executives and their roles for each year:

Fiscal 2021 – Mr. Watson (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary), Mr. Collins IV (Co-President, Gemma) and T. Colin Trebilcock (Co-President, Gemma)

Fiscal 2022 – Mr. Watson (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary), Mr. Collins IV (Chief Executive Officer, Gemma) and Mr. Trebilcock (President, Gemma)

Fiscal 2023 – Mr. Deily (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary) and Mr. Collins IV (Chief Executive Officer, Gemma)

Tabular List [Table Text Block]

As described further in “Executive Compensation Discussion and Analysis,” our executive compensation is assessed using a variety of quantitative and qualitative factors associated with the Company’s operational and financial performance, stockholder valuation creation, capital allocation, succession planning, the retention and motivation of core employees, stockholder engagement and effectiveness in the areas of financial reporting and income tax planning. We utilize several performance measures to align NEO compensation with performance, many of which are not included as measures presented in the PVP Table above. Furthermore, we generally seek to incentivize long-term performance, and therefore, do not align NEO compensation with all of the measures presented in the PVP Table above. The list below presents performance measures identified as the most important factors for the determination of NEO compensation.

●	EBITDA
●	EBITDA as a percent of revenues
●	Selling, general and administrative expenses as a percent of revenues
●	Return on equity
●	Project backlog

Total Shareholder Return Amount		$ 104	97	110
Peer Group Total Shareholder Return Amount		206	160	128
Net Income (Loss)		$ 34,704,000	$ 35,706,000	$ 23,811,000
Company Selected Measure Amount | item		10.6	10.6	7.5
PEO Name	Watson	Bosselmann
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		EBITDA as a percent of revenues
Non-GAAP Measure Description [Text Block]
(7)	EBITDA as a percentage of revenues is discussed above in the “Executive Compensation Discussion and Analysis.”

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Selling, general and administrative expenses as a percent of revenues
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Return on equity
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Project backlog
Bosselmann
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 1,911,619	$ 1,877,163	$ 1,027,895
PEO Actually Paid Compensation Amount		2,158,773	1,980,856	1,110,509
Watson
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		1,398,444
PEO Actually Paid Compensation Amount		1,596,121
PEO [Member] | Bosselmann | Fair value of stock-based awards granted during the year, as disclosed in the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(949,952)	(1,425,250)	(601,061)
PEO [Member] | Bosselmann | Year-end fair value of stock-based awards granted during the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		946,327	657,043	854,824
PEO [Member] | Bosselmann | Change in fair value of prior year stock-based awards vested during the year or unvested as of yearend
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		250,779	871,900	(171,149)
PEO [Member] | Watson | Fair value of stock-based awards granted during the year, as disclosed in the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(759,962)
PEO [Member] | Watson | Year-end fair value of stock-based awards granted during the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		757,062
PEO [Member] | Watson | Change in fair value of prior year stock-based awards vested during the year or unvested as of yearend
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		200,577
Non-PEO NEO [Member] | Fair value of stock-based awards granted during the year, as disclosed in the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(614,704)	(685,267)	(198,149)
Non-PEO NEO [Member] | Year-end fair value of stock-based awards granted during the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		800,822	382,871	290,753
Non-PEO NEO [Member] | Change in fair value of prior year stock-based awards vested during the year or unvested as of yearend
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 87,452	$ 230,076	$ (26,362)